GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 20,055	$ 2,909	¥ 20,029	¥ 18,327
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	16,326		18,423	17,019
Others
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 3,729		¥ 1,606	¥ 1,308